Other Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Assets Pledged

(in thousands of $)	As of June 30, 2016	As of December 31, 2015
Book value of vessels secured against long-term loans (1)(2)	2,522,446	2,543,012

(1) This includes the Golar Celsius, Golar Penguin and Golar Tundra which are classified as held-for-sale (see note 4).
(2) This excludes the Hilli which is classified as "asset under development". The Hilli is secured against the GoFLNG Hilli facility. Refer to note 10.